Schedule of Relationships with Related Parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Mr Cheung Ching Ping [Member]
Related Party Transaction [Line Items]
Relationships with related parties	Shareholder of the Company	Shareholder of the Company
Mr. Cheung Chi Ping [Member]
Related Party Transaction [Line Items]
Relationships with related parties	Shareholder and Director of the Company	Shareholder and Director of the Company
Mr Cheung Yick Chung [Member]
Related Party Transaction [Line Items]
Relationships with related parties	Shareholder of the Company	Shareholder of the Company